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Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Philadelphia Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Unit Investment Trust
3. Class of New Derivative Securities Product:
   Trust Shares
4. Name of Underlying Instrument:
   SPDR Trust, Series 1
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   SPY
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   NYSE, AMEX, NASDAQ
8. Settlement Methodology of New Derivative Securities Product:
   N/A
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

PROCESSED
APR 15 2003
THOMSON FINANCIAL

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Charles Rogers

Title:
Executive Vice President, Chief Regulatory Officer

Telephone Number:
(215) 496-1615

Manual Signature of Official Responsible for Form:
Charlie Rogers

Date:
17 Mar 03

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAR 19 200[illegible]
DIVISION OF MARKET REGULATION

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | March 19, 2003 |

SEC 2449 (1/99)